Cover Page Document	May 08, 2023
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	Matrix Service Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15461
Entity Tax Identification Number	73-1352174
Entity Address, Address Line One	15 East 5th Street, Suite 1100
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	918
Local Phone Number	838-8822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000866273
Current Fiscal Year End Date	--06-30
Amendment Flag	false